CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Revenue	$ 3,523,347	$ 3,416,453	$ 16,736,991	$ 14,555,102
Costs and expenses:
Cost of revenue	2,754,550	2,635,508	12,893,901	11,570,364
Selling, general and administrative expenses	1,184,501	1,352,986	6,272,138	6,951,637
Depreciation and amortization	30,073	20,666	115,454	64,738
Costs and expenses	3,969,124	4,009,160	19,281,493	18,586,739
Operating loss	(445,777)	(592,707)	(2,544,502)	(4,031,637)
Other income (expense):
Interest expense	(2,051)	(1,981)	(6,621)	(3,196)
Income from Section 16 settlement			0	400,000
Income from arbitration settlements	7,750	1,150,000	1,192,246	0
Other income	0	4,487	143,178	5,284
(Loss) income from operations before income tax provision	(440,078)	559,799	(1,215,699)	(3,629,549)
Income tax provision	0	2,618	3,130	1,706
(Loss) income from operations	(440,078)	557,181	(1,218,829)	(3,631,255)
Discontinued operations:
Income from discontinued operations			0	27,261
Gain from disposal			0	837,720
Consolidated net loss			(1,218,829)	(2,766,274)
Net income attributable to noncontrolling interest			0	16,505
Net (loss) income	$ (440,078)	$ 557,181	(1,218,829)	(2,782,779)
Dividends declared on preferred stock			0	(4,742,768)
Deemed dividend on convertible preferred stock, due to beneficial conversion feature			(1,037,365)	(744,499)
Net loss attributable to WPCS common shareholders			$ (2,256,194)	$ (8,270,046)
Basic and diluted loss from continuing operations per common share			$ (0.76)	$ (3.98)
Gain from disposal (in dollars per share)			0	0.37
Diluted (loss) income per common share	$ (0.13)	$ 0.14
Basic (loss) income per common share	$ (0.13)	$ 0.21
Basic and diluted net loss per common share			$ (0.76)	$ (3.61)
Weighted average shares outstanding - basic	3,352,159	2,701,404
Weighted average shares outstanding - diluted	3,352,159	3,937,628
Basic and diluted weighted average number of common shares outstanding			2,967,984	2,290,050